LEASES - Schedule of Maturities of Lease Liabilities (Details) ¥ in Millions	Jun. 30, 2025 CNY (¥)
Total Operating Leases
Remainder of 2025	¥ 1,972
2026	3,841
2027	3,750
2028	3,608
2029	3,404
Thereafter	23,123
Total minimum lease payments	39,698
Less: amount representing interest	12,548
Present value of minimum lease payments	27,150
Total Finance Leases
Remainder of 2025	96
2026	194
2027	198
2028	201
2029	202
Thereafter	4,571
Total minimum lease payments	5,462
Less: amount representing interest	2,253
Present value of minimum lease payments	¥ 3,209